Loans Receivable, Net - Schedule of Loans Receivable, Net (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Loans Receivable, Net [Abstract]
Loans receivable	¥ 385,838		¥ 393,474
Less: allowance for credit losses	(385,838)		(386,510)
Total			¥ 6,964